Acquisitions and Dispositions (Acquisitions - Narrative) (Details) - Acquisition of Administradora de Fondos de Pensiones ProVida SA $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	Administradora de Fondos de Pensiones Provida S.A. (“ProVida”)
Total revenues from acquiree included in MetLife's total revenues	$ 100
Income (loss) from continuing operations, net of income tax, from Acquisition included in MetLife's 2013 results	$ 42